Leases - Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Operating leases
2025	$ 2,192
2026	2,126
2027	1,530
Total lease payments	5,848
Less imputed interest	(871)
Total operating lease liabilities	$ 4,977	$ 6,401